Schedule of property plant and equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	[1]	$ 29,278
Additions from acquisition
Depreciation		204	100		79
Property plant and equipment, ending balance		48,672	29,278	[1]
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance
Property plant and equipment, ending balance
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		26
Property plant and equipment, ending balance		22	26
IPP facilities [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	[1]	29,252
Property plant and equipment, ending balance		35,767	29,252	[1]
BESS projects [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, ending balance		12,883
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance
Property plant and equipment, ending balance
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		38,312	3,690
Reclassification from construction in progress		23,429
Adjustment - Capital expenditure refunds		(246)
Additions from acquisition			34,772
Dispositions			(148)
Foreign currency impact		276	(2)
Property plant and equipment, ending balance		61,771	38,312		3,690
Gross carrying amount [member] | Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		7	57
Reclassification from construction in progress
Adjustment - Capital expenditure refunds
Additions from acquisition
Dispositions			(50)
Foreign currency impact
Property plant and equipment, ending balance		7	7		57
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		36	36
Reclassification from construction in progress
Adjustment - Capital expenditure refunds
Additions from acquisition
Dispositions
Foreign currency impact
Property plant and equipment, ending balance		36	36		36
Gross carrying amount [member] | IPP facilities [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		38,269	3,578
Reclassification from construction in progress		9,614
Adjustment - Capital expenditure refunds		(246)
Additions from acquisition			34,772
Dispositions			(79)
Foreign currency impact		276	(2)
Property plant and equipment, ending balance		47,913	38,269		3,578
Gross carrying amount [member] | BESS projects [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance
Reclassification from construction in progress		13,815
Adjustment - Capital expenditure refunds
Foreign currency impact	[1]
Property plant and equipment, ending balance		13,815
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance			19
Additions from acquisition
Dispositions			(19)
Foreign currency impact
Property plant and equipment, ending balance					19
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		9,034	235
Dispositions			(55)
Depreciation		3,014	2,788
Impairment		1,051	837
Reallocation of impairment loss (note 2(e)(i))			5,229
Foreign currency impact
Property plant and equipment, ending balance		13,099	9,034		235
Accumulated depreciation [member] | Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		7	45
Dispositions			(39)
Depreciation			1
Impairment
Reallocation of impairment loss (note 2(e)(i))
Foreign currency impact
Property plant and equipment, ending balance		7	7		45
Accumulated depreciation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		10	4
Dispositions
Depreciation		4	6
Impairment
Reallocation of impairment loss (note 2(e)(i))
Foreign currency impact
Property plant and equipment, ending balance		14	10		4
Accumulated depreciation [member] | IPP facilities [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	[1]	9,017	170
Dispositions	[1]
Depreciation		2,882	2,781	[1]
Impairment		247	837	[1]
Reallocation of impairment loss (note 2(e)(i))	[1]		5,229
Foreign currency impact	[1]
Property plant and equipment, ending balance		12,146	9,017	[1]	170	[1]
Accumulated depreciation [member] | BESS projects [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance
Depreciation		128
Impairment		804
Property plant and equipment, ending balance		932
Accumulated depreciation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance			16
Dispositions			(16)
Depreciation
Impairment
Reallocation of impairment loss (note 2(e)(i))
Foreign currency impact
Property plant and equipment, ending balance					$ 16

[1]	The balance includes restricted cash balances totaling $6,517 comprised of $2,630 classified as current and $3,887 classified as non-current.